Other operating income and expenses	12 Months Ended
Dec. 31, 2017
Other operating income and expenses [Abstract]
Other operating income and expenses

40. Other operating income and expenses

The breakdown of "Other operating income (expense)" is as follows:

Thousand of reais	2017	2016	2015

Other operating income	896,279	690,310	566,006
Other operating expense	(1,259,338)	(1,067,560)	(668,444)
Contributions to fund guarantee of credit - FGC	(308,954)	(247,321)	(244,685)
Total	(672,013)	(624,571)	(347,123)